Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Salaries and benefits		$ 1,873	$ 1,937
Interest payable		23	139
Professional fees		30	33
Vendor purchases		161	92
Sales tax payable		94	293
Customer deposits		194	139
Other fees and expenses		601	262
Total accrued expenses and other current liabilities	$ 3,658	$ 2,976	$ 2,895